CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands, except Share data	Total	Ordinary	Additional paid-in capital	Accumulated other comprehensive income	Statutory reserve	Retained earnings	Total China Digital TV Holding Co., Ltd Shareholders' equity	Noncontrolling Interest
Beginning Balance at Dec. 31, 2010	$ 179,020	$ 29	$ 118,799	$ 13,560	$ 17,324	$ 28,788	$ 178,500	$ 520
Beginning Balance (in shares) at Dec. 31, 2010		58,817,987
Share-based compensation	5,562		5,562				5,562
Provision for statutory reserve					370	(370)
Exercise of stock option (in shares)		163,903
Exercise of stock option	400		400				400
Special cash dividend to shareholders	(33,017)					(33,017)	(33,017)
Disposal of Dongguan Super TV	(625)							(625)
Capital injection by noncontrolling shareholders	6,537							6,537
Transfer of noncontrolling interest	(1,822)		1,822				1,822	(1,822)
Net income	40,270					41,000	41,000	(730)
Foreign currency translation adjustment	12,175			12,175			12,175
Ending Balance at Dec. 31, 2011	210,322	29	126,583	25,735	17,694	36,401	206,442	3,880
Ending Balance (in shares) at Dec. 31, 2011		58,981,890
Share-based compensation	2,614		2,588				2,588	26
Provision for statutory reserve					162	(162)
Exercise of stock option (in shares)	118,864	118,864
Exercise of stock option	86	1	85				86
Special cash dividend to shareholders	(135,933)		(99,532)			(36,401)	(135,933)
Net income	5,538					6,927	6,927	(1,389)
Foreign currency translation adjustment	536			348			348	188
Ending Balance at Dec. 31, 2012	83,163	30	29,724	26,083	17,856	6,765	80,458	2,705
Ending Balance (in shares) at Dec. 31, 2012		59,100,754
Share-based compensation	2,271		2,255				2,255	16
Provision for statutory reserve					51	(51)
Exercise of stock option (in shares)	48,399	48,399
Exercise of stock option	58		58				58
Net income	22,576					24,408	24,408	(1,832)
Foreign currency translation adjustment	2,904			2,857			2,857	47
Ending Balance at Dec. 31, 2013	$ 110,972	$ 30	$ 32,037	$ 28,940	$ 17,907	$ 31,122	$ 110,036	$ 936
Ending Balance (in shares) at Dec. 31, 2013		59,149,153